UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
           Washington, D.C. 20549

           FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 1999

Institutional Investment Manager Filing this Report:

Name:      Halcyon/Alan B. Slifka Management Company, LLC
Address:   477 Madison Avenue
           8th Floor
           New York, NY  10021
13F File No.:   28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414
Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY       April 23, 1999

Report Type (Check only one):

[ X ]  13F HOLDINGS REPORT.

[   ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Vaule Total:  $857,516

List of Other Included Managers:

NONE
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HALCYON / ALAN B. SLIFKA MGT. CO.									 (SEC USE ONLY)
13 F REPORT
"March 31, 1999"


ITEM 1	                          ITEM 2	        ITEM 3   	 ITEM 4	   ITEM 5     ITEM 6           ITEM 7  	ITEM 8
NAME OF ISSUER                   TITLE OF	CLASS CUSIP      VALUE	    SHARES/    INVSTMT DSCRETN  MANAGERS VOTING AUTHORITY
                                                           (X$1000)  PRN AMT    (A)  (B)    (C)           (A)        (B)    (C)
                                                                                SOLE SHARED NONE          SOLE       SHARED NONE
Astra/Cl.A ADRs	                 STOCK	         046298105	  13,490     588,104        X   	  X               588,104
Astra/Cl.A ORDs                  STOCK          000101008	  62,304   2,716,248        X      X		           2,716,248
AMP Inc.	                        STOCK          031897101	 104,401   1,951,429       	X		    X             1,951,429
Anacomp Inc - New	               STOCK          032371106	   7,348     455,672       	X		    X               455,672
Aeroquip Vickers Inc.	           STOCK	         007869100	  61,894   1,079,943        X	     X		           1,079,943
American Stores Co.	             STOCK	         030096101	   5,645     171,057        X	     X		             171,057
Ascend Communications Inc.       STOCK	         043491109	  12,212     145,921        X	     X		             145,921
Airtouch Comm.	                  STOCK	         00949T100	  34,578     357,856        X  	   X		             357,856
Boole & Babbage Inc.      	      STOCK	         098586100    8,447     337,748        X	     X               337,748
Bonneville Pacific	              STOCK	         098904105	   1,009     210,296        X      X		             210,296
Bankers Trust Corp.	             STOCK	         066365107	  21,734     246,283        X      X               246,283
Calif Coastal           	        STOCK	         500434303	     416 	    64,018        X	     X                64,018
CFCF Inc.                 	      STOCK	         125205104	       8 	       500 	     	X 		   X                   500
Cogeneration Corp of America	    STOCK	         19238M105	    1,292    147,676        X	     X		             147,676
Camelot Music Hldngs Inc.Cl. A	  STOCK	         13322Q106	    3,832    174,174        X   	  X		             174,174
Capstar Broadcst                 STOCK	         14067G105	    9,364    408,221        X	     X		             408,221
Carriage Services	               STOCK	         143905107         2 	      100 		     X  	   X		                 100
New Dimension Software	          STOCK	         M74295102	   18,010    347,184        X	     X		             347,184
Digicall Group Limited Australia STOCK	         H18926100	        0 	3,320,345        X	     X		           3,320,345
Delta & Pine Land Co.	           STOCK	         247357106	    3,389    110,209        X	     X		             110,209
Friendly Ice Cream Corporation	  STOCK	         358497105	      350 	   57,091        X	     X		              57,091
Getchell Gold Corporation	       STOCK	         374265106	   29,761  1,136,454        X	     X		           1,136,454
GTS Inc.	                        STOCK	         37936U104    10,192    191,800        X	     X		             191,800
Irvine Apartment Communs.	       STOCK	         463606103	   28,401    863,902        X 	    X		             863,902
Jennifer Convertibles	           STOCK	         476153101	      121 	   48,384        X 	    X                48,384
Lucasvarity, PLC ADS  	          STOCK	         549395101	   17,813    383,892        X	     X		             383,892
Lucasvarity ORDs         	       STOCK          549395102	   79,720 17,180,930        X  	   X		          17,180,930
Mirror Group, PLC                STOCK	         005962757	    4,880  1,435,207        X	     X		           1,435,207
Morton Intl     	                STOCK	         619335102    59,934  1,630,859        X	     X		           1,630,859
Noma Inds Ltd.-Cl. A	            STOCK	         655316305	    3,153    514,374        X	     X		             514,374
Norrell Corp.	                   STOCK	         656301108	      212 	   16,220        X 	    X		              16,220
Pioneer Hi-Bred	                 STOCK	         723686101	    2,455     65,241        X	     X		              65,241
Pinkertons Inc.	                 STOCK	         723429106	    1,162     40,061        X	     X		              40,061
Platinum Technology Int'l	       STOCK         	72764T101	    9,004    353,079        X	     X		             353,079
Quickturn Design Systems	        STOCK	         74838E102	   14,263  1,009,753        X	     X		           1,009,753
Reltec Corp.	                    STOCK         	759527104     6,390    217,085        X	     X		             217,085
Sunstrand Corp.	                 STOCK	         867323107	    2,197     31,608        X	     X		              31,608
Control Devices, Inc.            STOCK	         21238C103	      204 	   12,691        X	     X		              12,691
Snyder Oil Corp.	                STOCK	         833482102	    8,167    551,363        X    	 X		             551,363
Service Corp. Int'l.	            STOCK	         817565104	        1 	      100 		     X 	    X		                 100
Stewart Enterprises	             STOCK	         860370105	        2 	      100 		     X	     X		                 100
TIG Holdings Inc	                STOCK	         872469101	   42,004  2,574,977        X	     X		           2,574,977
US Filter Corp.	                 STOCK	         911843209	   26,005    849,137        X 	    X		             849,137
VLSI Tech., Inc.                 STOCK	         918270109	   27,954  1,442,806        X	     X	            1,442,806
Whittaker Corp.	                 STOCK	         966680407	    3,400    154,967        X	     X		             154,967
Excite Inc.	                     STOCK	         300904109	   17,707    126,482        X	     X		             126,482
XRC Corp.	                       STOCK	         983803107	        0 	   30,665        X	     X		              30,665
Xylan Corporation	               STOCK	         984151100	   59,703  1,621,823        X	     X		           1,621,823
Astra/Cl.A ADRs-CALL APR 22 1/2	 OPTION	        0462989DX	      222 	    1,772        X	     X		               1,772
At Home -  PUT MAY 160	          OPTION	        0459199QL	    1,411        579 		     X 	    X		                 579
AMP Inc. -  CALL APR 55	         OPTION	        0318979DK	       61 	      486 		     X 	    X		                 486
Airtouch Comm. -  CALL APR 85 	  OPTION	        00949T9DQ	    6,815      5,926        X	     X		               5,926
Airtouch Comm.-  CALL APR 90	    OPTION	        00949T9DR	      145 	      200 		     X 	    X 		                200
Airtouch Comm. - CALL APR 95	    OPTION	        00949T9DS	    1,137      3,136        X 	    X 		              3,136
Bankers Trust Corp.-CALL APR 80	 OPTION	        0663659DP	    3,505      3,789        X 	    X		               3,789
Bankers Trust Corp.-CALL APR 85	 OPTION 	       0663659DQ	      319 	      750 		     X	     X		                 750
Bankers Trust Corp.-CALL JUL 80	 OPTION	        0663659GP	    2,655      2,284        X 	    X		               2,284
Bankers Trust Corp.-CALL JUL 90	 OPTION	        0663659GR	      991 	    3,964        X	     X		               3,964
Bankers Trust Corp. - PUT JUL 60	OPTION	        0663659SL	      719 	    7,191        X 	    X		               7,191
Capstar Broadcst - CALL APR 20	  OPTION	        14067G9DD	      246 	      856 		     X	     X		                 856
Capstar Broadcst - CALL APR 25	  OPTION	        14067G9DW	      105 	      205 		     X 	    X		                 205
Platinum  - CALL MAY 25	         OPTION	        72764T9EE	      829 	    4,419        X	     X		               4,419
Excite -  CALL APR 110	          OPTION	        3009049DB	    4,255      1,340        X	     X		               1,340
Excite -  CALL APR 100	          OPTION	        3009049DT	      325 	       80 		     X	     X 		                 80
Excite -  CALL APR 120	          OPTION	        3009049DD	    1,200        500 		     X 	    X		                 500
King World Prod. - CALL APR 30   OPTION 	       4956679DF	      186 	      873 		     X	     X 		                873
Pioneer Hi-Bred -  CALL APR 40	  OPTION 	       7236869DH	       11 	      435 		     X	     X		                 435
Pioneer Hi-Bred -  CALL JUN 40	  OPTION	        7236869FH	       11 	      432 		     X 	    X		                 432
Ascend Comm. -  CALL APR 75	     OPTION	        0434919DO	    5,030      5,295        X	     X		               5,295
Ascend Comm. -  CALL APR 85	     OPTION 	       0434919DQ	      680 	    2,865        X	     X		               2,865
Sunstrand Corp. -  CALL APR 65	  OPTION	        8673239DM	       93 	      200 		     X	     X 		                200
Sunstrand Corp. -  CALL APR 70	  OPTION	        8673239DN	      264 	    4,689        X	     X		               4,689
Tele Com Inc. -  PUT APR 35	     OPTION	        87924V9PG 	       2 	      323 		     X 	    X		                 323
US Filter Corp. -  CALL APR 30	  OPTION	        9118439DF	    1,772     20,257        X	     X		              20,257
US Filter Corp. -  CALL MAY 30	  OPTION	        9118439EF	        1 	        5 		     X 	    X 		                  5
Belle Casino Warrants	           WARRANT	       078324118 	       -   	  4,500        X	     X		               4,500
Golden Ocean Group Warrants 	    WARRANT	       381138R16	        0 	    5,500        X  	   X		               5,500
                                                          _________
		                                                          857,516

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